Subsequent events	12 Months Ended
Mar. 31, 2026
Subsequent events

21 Subsequent events

Apart from those disclosed below, no other subsequent events requiring adjustment or disclosure have occurred up to the date these consolidated financial statements were issued.

On May 8, 2026, the Company amended the SJP Warrant Agreement dated December 1, 2025, with SJP to clarify that the warrants, if exercised in full, shall convert into such number of ordinary shares representing 15% of the fully diluted ordinary shares of the Company outstanding immediately prior to exercise, instead of issued ordinary share capital of the Company outstanding immediately prior to the exercise. This amendment replaces the prior clause and has no effect on the consolidated financial statements for the year ended March 31, 2026.

On May 12, 2026, the authorized share capital of the Company increased from US$50,000 divided into 500,000,000 shares of US$0.0001 par value each to US$200,000 divided into 2,000,000,000 shares of US$0.0001 each and bonus shares are issued at par value in the ratio of 100,000 bonus shares to one existing share. The number of outstanding ordinary shares after the bonus issue was 101,100,000.

On May 15, 2026, the Company entered into an amended warrant agreement with Americas Rare Earths Holdings Ltd (“Americas Holdings”), the parent company of Havilah, to issue Americas Holdings warrants exercisable from grant date through the five-year anniversary of the IPO of the Company, representing in aggregate 20% of the Company’s fully diluted equity immediately prior to the IPO, structured in four equal 5% tranches with exercise prices equivalent to the IPO offering price plus a 10%, 20%, 30% or 40% premium per ordinary share, respectively. Up to the date of these consolidated financial statements, no warrants have been issued and accordingly, no accounting treatment is required.

On June 3, 2026, the Company and SJP entered into a second amendment to the SJP Warrant Agreement pursuant to which (i) the SJP Warrants are not exercisable, in whole or in part, at any time prior to the consummation of this Offering; (ii) the SJP Warrants are subject to a beneficial ownership limitation pursuant to which SJP may not exercise the SJP Warrants to the extent that, after giving effect to such exercise, SJP, together with its affiliates and any persons whose beneficial ownership of our ordinary shares would be aggregated with SJP’s for purposes of Section 13(d) of the Securities Exchange Act of 1934, as amended, would beneficially own in excess of 9.99% of our then-outstanding ordinary shares (the “Beneficial Ownership Limitation”), and SJP has covenanted that it will not at any time hold or beneficially own ordinary shares representing more than 9.99% of our outstanding ordinary shares, or take any action that would cause it to become an affiliate of the Company within the meaning of Rule 144 under the Securities Act; and (iii) from and after the consummation of this offering, SJP has agreed to effect any sale or other disposition of ordinary shares (including ordinary shares issued upon exercise of the SJP Warrants) in an orderly manner. The Beneficial Ownership Limitation may not be amended, waived, increased or terminated by SJP, survives any transfer of the SJP Warrants and applies to any successor or permitted assignee holder. As a result of the Beneficial Ownership Limitation, the number of ordinary shares beneficially owned by SJP that is reflected in the beneficial ownership tables included elsewhere in this prospectus is limited to 9.99% of our outstanding ordinary shares, notwithstanding the number of ordinary shares issuable upon exercise of the SJP Warrants in full.

On June 26, 2026, the Company and SJP entered into a third amendment to the SJP Warrant Agreement. The third amendment amended the existing warrant instrument to fix the number of shares at 15% of the fully diluted shares outstanding at the time of the IPO, and to remove the prior change of control provision, under which unexercised warrants would have been automatically exchanged for ordinary shares upon a change of control without payment of the subscription price.

On June 26, 2026, the Company and SJP entered into a separate warrant instrument (the “2026 SJP Warrants”) which provides SJP with warrants to subscribe for ordinary shares only upon the occurrence of a change of control and only to the extent the warrants under the SJP Warrants have not been exercised. Prior to a change of control, the 2026 SJP Warrants do not become effective, confer no rights on SJP, and do not provide SJP with any right to acquire, subscribe for, vote or dispose of ordinary shares.

If a change of control occurs on or before December 1, 2028, the 2026 SJP Warrants, other than any portion that has become void as a result of the exercise of the existing SJP warrants, will become effective and exercisable in connection with, and conditional upon and with effect immediately prior to, the consummation of such change of control. If exercised in full, the 2026 SJP Warrants would be exercisable for nominal consideration for such number of ordinary shares representing 15% of our fully diluted ordinary shares outstanding immediately prior to exercise.

The 2026 SJP Warrants and the SJP Warrants are separate instruments and mutually exclusive in the aggregate. If the existing SJP warrants are exercised in whole or in part, a corresponding proportion of the 2026 SJP Warrants will automatically and immediately become void and incapable of exercise. If the SJP Warrants are exercised in full, all of the 2026 SJP Warrants will become void and the 2026 SJP Warrants will terminate. Accordingly, the existing SJP warrants and the 2026 SJP Warrants are not intended to provide St. James Place Limited with duplicative rights to acquire ordinary shares.